SIM U.S. Core Managed Volatility Fund
<!--egx--> <strong>FUND SUMMARY</strong> <strong>SIM U.S. Core Managed Volatility Fund</strong>
<!--egx--> <u>Investment Objective</u>
The SIM U.S. Core Managed Volatility Fund (the “Fund”) seeks as a primary objective to achieve long-term capital appreciation while reducing volatility relative to the S&P 500® Index.
<!--egx--> <u>Fees and Expenses of the Fund</u>
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
<!--egx--> Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SIM U.S. Core Managed Volatility Fund Class Z Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none
Redemption Fee percentage	none
Exchange Fee percentage	none

<!--egx--> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SIM U.S. Core Managed Volatility Fund Class Z Shares
Management Fee	1.00%
Distribution (12b-1) and Service Fees	none
Administrative Services Fee	0.25%
Other Expenses	0.90%	[1]
Acquired Fund Fees and Expenses	0.25%	[1]
Total Annual Fund Operating Expenses	2.40%	[2]
[1]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund's initial fiscal year.
[2]	Secure Investment Management, LLC (the "Adviser"), has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 2.15% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to August 31, 2019.

<!--egx--> Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
SIM U.S. Core Managed Volatility Fund | Class Z Shares | USD ($)	243	748

<!--egx--> <u>Portfolio Turnover</u>

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

<!--egx--> <u>Principal Investment Strategies</u>

The Fund operates as a “fund of funds.” The Fund pursues its investment objective by investing in exchange-traded securities of other investment companies including exchange-traded funds (“ETFs”) (“Underlying Funds”). The ability of the Fund to meet its investment objective is contingent on the ability of the Underlying Funds to meet their investment objectives.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of Underlying Funds that, by the terms of their prospectuses, focus on making investments in issuers that are either based, operated or primarily operated in the United States or listed on a U.S. exchange or marketplace. These securities will generally include approximately 75% of its net assets in Underlying Funds that are advised by Dimensional Fund Advisors LP and that, in turn, invest in equity securities that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. The S&P 500® Index comprises a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they generally represent more than 70% of the total market capitalization of all publicly traded U.S. stocks.

Under normal market conditions, and as part of the Adviser’s strategy to manage the Fund’s volatility relative to the S&P 500® Index, the Fund will generally invest the remaining 25% of its net assets in Underlying Funds that:

            (i) either invest substantially all of their assets in equity securities that target lower absolute volatility relative to the underlying assets class, which will be the S&P 500® Index and/or U.S. large cap equities; or

            (ii) invest substantially all of their assets within a risk control methodology of increasing or decreasing cash weight, based on lower volatility targets, relative to the underlying asset class, which will be the S&P 500® Index and/or U.S. large cap equities.

Volatility is one way to measure risk and, in this context, refers to the tendency of investments and markets to fluctuate over time. Stocks that exhibit lower absolute volatility may, over a market cycle, be able to earn investment returns comparable to market returns but with less volatility than the markets.

The Adviser will assess the Fund’s allocation in Underlying Funds on an on-going basis to ensure continued alignment of Underlying Fund investment policies with that of the Fund. The Adviser targets maintaining low turnover, however, turnover may increase at any time if the Adviser deems necessary for the Fund’s objective.

The Adviser may sell an Underlying Fund for a variety of reasons, such as to invest in another security believed to offer superior investment opportunities.

The Underlying Funds are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying Fund seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s Financial Services LLC, the Center for Research in Securities Prices, FTSE Group, or Bloomberg Barclays) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund generally holds the same stocks as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

For purposes of complying with the Fund’s investment policies, the Adviser will identify Underlying Funds in which to invest by reference to such Underlying Funds’ investment policies at the time of investment. An Underlying Fund that changes its investment policies subsequent to the time of the Fund’s investment may continue to be considered an appropriate investment for purposes of the policy. The Adviser may add new Underlying Funds or replace or eliminate existing Underlying Funds without notice or shareholder approval. The Underlying Funds have been selected to represent what the Adviser believes to be a reasonable spectrum (meaning domestic, international, emerging markets and a variety of market sectors (i.e., healthcare, financial, technology, among others)) of investment options for the Fund. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying Fund) as deemed appropriate by the Adviser.

The Fund may engage in active trading of securities which can increase transaction costs (thus lowering overall performance).

Underlying Funds in which the Fund invests may invest in derivative instruments.

<!--egx--> <u>Principal Risks</u>

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Securities Risk. When the Fund invests in Underlying Funds, the Fund indirectly will bear its proportionate share of any fees and expense payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The ability of the Fund to meet its investment objectives is affected by the ability of the Underlying Funds to meet their investment objectives.

The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to the brokerage costs associated with the Fund’s purchase and sale of Underlying Funds, those Underlying Funds incur operating expenses that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Funds, in addition to Fund expenses. An investment in the Fund will generally have higher expenses than investing directly in an Underlying Fund.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may not track its target index closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Investments in large-capitalization securities as a group could fall out of favor with the market, causing the Underlying Funds, and in turn the Fund, to underperform investments that focus on small- or medium-capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares. Additionally, the Adviser may not be successful in reducing the volatility of the Fund’s overall portfolio given the allocation of the Fund’s assets, as well as because of the particular mix of Underlying Funds chosen by the Adviser to reduce volatility.

Portfolio Turnover Risk. Some of the Underlying Funds may involve active trading and result in high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.

Securities Lending Risk: To the extent the Fund invests in Underlying Funds that engage in securities lending, securities lending creates risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee that the use of these instruments by the Underlying Funds will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may indirectly increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Underlying Fund and indirectly to the Fund.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by an Underlying Fund in which the Fund invests may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

New Fund Risk. The Fund is a new mutual fund and has only recently commenced operations.

New Adviser Risk. The investment adviser has not previously managed a mutual fund.

<!--egx--> <u>Performance History</u>

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available by calling toll-free 888-568-2341.